SEGMENT REPORTING	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SEGMENT REPORTING

18. SEGMENT REPORTING

The Company determines its operating segments based on how its Chief Operating Decision Maker (“CODM”) manages the business, allocates resources and evaluates operating performance. The Company’s CODM is its Chief Executive Officer, who reviews the Company’s financial results on a consolidated basis. The Company operates as one operating segment and one reportable segment, consisting of the provision of shipbroking services.

The CODM uses net income (loss), as presented in the consolidated statements of operations and comprehensive income (loss), as the primary measure of segment performance for evaluating operating results, allocating resources and making strategic business decisions.

The CODM regularly reviews consolidated revenue and the following significant expense categories in assessing the Company’s operating performance and allocating resources:

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Revenue	19,999,294	18,659,141	17,837,611
Cost of revenue	(10,560,766)	(10,044,402)	(10,427,222)
Selling and marketing expenses	(1,063,533)	(1,130,799)	(1,489,005)
Depreciation and amortization	(175,488)	(272,734)	(598,516)
General and administrative Expenses	(2,361,763)	(2,798,028)	(6,156,987)
Other segment items*	162,251	255,633	(326,843)
Income tax expense	(1,045,511)	(825,926)	(155,708)
Net Income (Loss)	4,954,484	3,842,885	(1,316,670)

The accounting policies of the reportable segment are the same as those described in Note 2 – Summary of Significant Accounting Policies. There are no intersegment revenues or transactions.

*	Other segment items primarily consist of government grants, other income and interest expense, net, as reported in the consolidated statements of operations and comprehensive income (loss).